UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-2809
                                   811-10095

Name of Fund: Merrill Lynch Value Opportunities Fund, Inc.
              Master Value Opportunities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Value Opportunities Fund, Inc. and Master Value Opportunities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/04 - 09/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Value Opportunities
                                        Fund, Inc.

Semi-Annual Report
September 30, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Value Opportunities Fund, Inc.

Portfolio Information as of September 30, 2004

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Parametric Technology Corporation .................................      2.3%
Valassis Communications, Inc. .....................................      2.2
Convergys Corporation .............................................      2.1
CommScope, Inc. ...................................................      2.0
Diamond Offshore Drilling, Inc. ...................................      2.0
Triumph Group, Inc. ...............................................      1.9
WebMD Corporation .................................................      1.8
Foot Locker, Inc. .................................................      1.8
Conseco, Inc. .....................................................      1.7
Tech Data Corporation .............................................      1.6
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Commercial Banks ..................................................      7.3%
Software ..........................................................      5.9
Media .............................................................      5.8
Oil & Gas .........................................................      5.6
Electronic Equipment & Instruments ................................      4.5
--------------------------------------------------------------------------------
* For Trust compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

                                                                      Percent of
Sector Weightings                                              Total Investments
--------------------------------------------------------------------------------
Financials ........................................................     21.1%
Information Technology ............................................     19.5
Consumer Discretionary ............................................     12.6
Industrials .......................................................     10.8
Energy ............................................................      8.5
Health Care .......................................................      7.1
Materials .........................................................      5.7
Utilities .........................................................      1.9
Consumer Staples ..................................................      1.4
Other* ............................................................     11.4
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.


2      MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

A Letter From the President

Dear Shareholder

As we ended the current reporting period, the financial markets were facing a number of uncertainties. At the top of investors' minds were questions about economic expansion, corporate earnings, interest rates and inflation, politics, oil prices and terrorism.

After benefiting from aggressive monetary and fiscal policy stimulus, some fear the U.S. economy has hit a "soft patch." In fact, economic expansion has slowed somewhat in recent months, but we believe it is easing into a pace of growth that is sustainable and healthy. The favorable economic environment has served to benefit American corporations, which have continued to post strong earnings. Although the most impressive results were seen earlier in the year, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board (the Fed) has signaled its confidence in the economic recovery by increasing the Federal Funds target rate three times in the past several months, from 1% to 1.75%. Inflation, for its part, has remained in check. Investors and economists are focused on how quickly Fed policy will move from here, anxiously absorbing every bit of economic data and Fed innuendo.

While any market jitters associated with the presidential election should subside after November, the effect of oil prices is more difficult to predict. At around $50 per barrel, the price of oil is clearly a concern. However, on an inflation-adjusted basis and considering modern usage levels, the situation is far from the crisis proportions we saw in the 1980s. Finally, although terrorism and geopolitical crises are realities we are forced to live with today, history has shown us that the financial effects of any single event tend to be short-lived.

Amid the uncertainty, the Standard & Poor's 500 Index returned +13.87% for the 12-month period and -.18% for the six-month period ended September 30, 2004. As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key during uncertain times is to remain focused on the big picture. While tracking current events is important, investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Terry K. Glenn

                                        Terry K. Glenn
                                        President and Director/Trustee


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004      3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      For the most recent six-month reporting period, Merrill Lynch Value Opportunities Fund, Inc. posted returns approximately in line with the benchmark Russell 2000 Index of small-capitalization stocks.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2004, Merrill Lynch Value Opportunities Fund, Inc.'s Class A, Class B, Class C, Class I and Class R Shares had total returns of -2.31%, -2.67%, -2.68%, -2.19% and -2.45%, respectively.
(Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) For the same period, the benchmark Russell 2000 Index posted a total return of -2.40% and the Lipper Small Cap Value Funds category had an average return of +.88%. (Funds in this Lipper category seek long-term growth of capital by investing in small-capitalization companies that are considered to be undervalued relative to a major unmanaged stock index.)

Fund performance, which was competitive with the Russell 2000 Index and below the Lipper Small Cap Value Category average, was influenced by our "relative value" investment approach. The Fund's exposure to more growth-oriented industries hindered performance relative to competitor funds that emphasize more traditional value sectors, such as financial services and materials.

The six-month period may be best described as two separate environments. The first three months were characterized by equity market strength, with small cap stocks extending their lead over large caps. The last three months were marked by sharply declining equity markets pressured by interest rate concerns, weak employment data and higher energy prices. The second environment favored defensive issues and more-established companies. We have gradually repositioned the Trust to benefit from such a "quality trade," or rotation toward higher-quality companies with modest price-to-earnings ratios.

Leading contributors to the Fund's performance during the period included CNF Inc., a provider of transportation and logistics services. CNF shares rallied on strong operating results at the company's trucking division, and speculation regarding asset sales at the company. CommScope Inc., a provider of specialty wire and cable products, also contributed favorably to results as end market demand and bookings improved. Shares of Diamond Offshore Drilling, Inc., an offshore drilling company, further benefited results on higher oil prices and strength in the overall energy sector. The leading detractor from Fund performance during the period was our investment in shares of Allied Waste Industries Inc., a provider of non-hazardous waste disposal. Shares of Allied Waste were particularly weak as the company under-invested in maintenance and repair of their fleet, and recent landfill price increases proved unsustainable. Based on deteriorating company fundamentals, we reduced our investment in shares of Allied Waste.

What changes were made to the portfolio during the period?

Most importantly, we trimmed the Trust's exposure to the consumer discretionary sector. We believe that rapid growth in consumer spending has largely run its course and is now likely to decline with the slowdown in mortgage-refinancing activity and higher energy prices. During the six-month period, we eliminated several retail holdings, including The Men's Wearhouse, Inc., Electronics Boutique Holdings Corp., and Abercrombie & Fitch Co. We also reduced exposure to restaurant stocks with the sale of Outback Steakhouse, Inc. and Bob Evans Farms, Inc.

Additionally, we reduced the Trust's weighting in the materials sector based on strong share price appreciation, as many stocks exceeded our price objectives. We trimmed exposure to steel-related stocks by reducing our position in Steel Dynamics, Inc., an operator of steel mini-mills, and by eliminating our investment in Quanex Corporation, a manufacturer of specialized metal products made from steel and aluminum.

We have been active buyers in the healthcare sector, particularly of specialty pharmaceutical stocks. We believe that valuations are compelling by historical standards given widespread concern about generic competition. Some of these concerns are valid but, in certain circumstances, we believe investors are underestimating the ability of specialty pharmaceutical companies to respond with licensing agreements and further market consolidation. There are specific steps that specialty pharmaceutical companies can take to strengthen their competitive position.


4      MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Additions to the portfolio within the health care sector included Medicis Pharmaceutical, a specialty pharmaceuticals company; Par Pharmaceutical Company, a manufacturer and distributor of generic drugs; and Cephalon Inc., a biopharmaceutical company. Separately, we added to regional banking stocks with a strong geographic presence, including Anchor Bancorp Wisconsin, Inc., Dime Community Bancshares and Webster Financial Corporation. Overall, the Fund remains underweight in financial services stocks.

Over the summer months, we rebuilt the Trust's exposure to information technology stocks given extreme stock price weakness and what we view as appealing low valuation levels. We anticipate a shift away from consumer spending toward an environment where business spending leads the economy. Corporate balance sheets are strong and cash generation is high by historical standards. We believe businesses will emphasize spending on information technology, with tax incentives that permit accelerated depreciation on investments this year. One recent addition to the portfolio is Ascential Software Corp., a provider of software enterprise integration solutions. We had previously owned shares of Ascential Software, but sold them last year on share price appreciation. We repurchased the stock based on our favorable assessment of company management, the company's balance sheet, a strong product suite and an attractive valuation level.

How would you characterize the portfolio's position at the close of the period?

At September 30, 2004, the portfolio was overweight in the information technology and energy sectors relative to the Russell 2000 Index. The portfolio was underweight in financial services, health care and industrials. Given our expectation for a slowdown in consumer spending and an increase in business spending, the portfolio is positioned to benefit from what we consider business-centric rather than consumer-centric investments.

Looking ahead, we believe small cap stocks could experience a very strong finish to the year as tax loss selling abates and uncertainty surrounding the presidential election is eliminated. Any significant pullback in energy prices also could provide an immediate catalyst for share price appreciation. Longer term, however, we are concerned that further meaningful outperformance of small cap over large cap stocks is unsustainable. Small caps appear fully valued on a wide range of metrics. In Merrill Lynch Value Opportunities Fund, Inc., new purchases are currently focused on companies with market capitalizations of $1 billion to $2 billion, where we believe small cap value opportunities are most plentiful. Merrill Lynch Mid Cap Value Opportunities Fund employs the same investment approach and management team to target companies over $2 billion in market capitalization.*

R. Elise Baum
Vice President and Portfolio Manager

October 14, 2004

* For a current prospectus of Merrill Lynch Mid Cap Value Opportunities Fund of The Asset Program, Inc., which contains more complete information, please call your financial advisor. Before investing, consider the investment objectives, risks and charges and expenses of the Fund. This and other information may be found in the Fund's prospectus. Read the prospectus carefully before you invest or send money.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004      5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund is subject to a 2% redemption fee for sales or exchange of shares within 30 days of purchase. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                                    10-Year/
                                                               6-Month          12-Month        Since Inception
As of September 30, 2004                                    Total Return      Total Return        Total Return
==================================================================================================================
ML Value Opportunities Fund, Inc. Class A Shares*               -2.31%           +18.43%            +293.65%
------------------------------------------------------------------------------------------------------------------
ML Value Opportunities Fund, Inc. Class B Shares*               -2.67            +17.57             +263.86
------------------------------------------------------------------------------------------------------------------
ML Value Opportunities Fund, Inc. Class C Shares*               -2.68            +17.54             +264.13
------------------------------------------------------------------------------------------------------------------
ML Value Opportunities Fund, Inc. Class I Shares*               -2.19            +18.74             +297.20
------------------------------------------------------------------------------------------------------------------
ML Value Opportunities Fund, Inc. Class R Shares*               -2.45            +18.12             + 50.03
------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index**                                         -2.40            +18.77     +156.33/+159.57/+58.53
------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's 10-year/since inception periods are for 10 years for Class B & Class I Shares, from 10/21/94 for Class A & Class C Shares and from 2/04/03 for Class R Shares. Class B Shares convert to Class A Shares eight years after purchase, the "10-year/since inception" total return for Class B Shares uses Class A Shares' performance for the period after conversion.
** An unmanaged broad-based Index comprised of small-capitalization common stocks. Ten-year/since inception total returns are for 10 years, from 10/21/94 and from 2/04/03, respectively.

      Russell 2000 is a registered trademark of the Frank Russell Company.


6      MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Performance Data (concluded)

Average Annual Total Return

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 9/30/04                               +18.43%         +12.21%
--------------------------------------------------------------------------------
Five Years Ended 9/30/04                             +15.22          +13.98
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/04                                      +14.78          +14.16
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

--------------------------------------------------------------------------------
                                                     Return          Return
                                                  Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 9/30/04                               +17.57%         +13.57%
--------------------------------------------------------------------------------
Five Years Ended 9/30/04                             +14.34          +14.10
--------------------------------------------------------------------------------
Ten Years Ended 9/30/04                              +13.79          +13.79
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                     Return          Return
                                                  Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 9/30/04                               +17.54%         +16.54%
--------------------------------------------------------------------------------
Five Years Ended 9/30/04                             +14.33          +14.33
--------------------------------------------------------------------------------
Inception (10/21/94)
through 9/30/04                                      +13.88          +13.88
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 9/30/04                               +18.74%         +12.51%
--------------------------------------------------------------------------------
Five Years Ended 9/30/04                             +15.52          +14.28
--------------------------------------------------------------------------------
Ten Years Ended 9/30/04                              +14.79          +14.17
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

--------------------------------------------------------------------------------
Class R Shares                                                           Return
================================================================================
One Year Ended 9/30/04                                                   +18.12%
--------------------------------------------------------------------------------
Inception (2/04/03) through 9/30/04                                      +27.83
--------------------------------------------------------------------------------


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004      7

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2004 and held through September 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                        Expenses Paid
                                                            Beginning                Ending          During the Period*
                                                          Account Value          Account Value        April 1, 2004 to
                                                          April 1, 2004        September 30, 2004    September 30, 2004
=======================================================================================================================
Actual
=======================================================================================================================
Class A                                                       $1,000                $  976.90              $ 6.19
-----------------------------------------------------------------------------------------------------------------------
Class B                                                       $1,000                $  973.30              $ 9.99
-----------------------------------------------------------------------------------------------------------------------
Class C                                                       $1,000                $  973.20              $10.04
-----------------------------------------------------------------------------------------------------------------------
Class I                                                       $1,000                $  978.10              $ 4.96
-----------------------------------------------------------------------------------------------------------------------
Class R                                                       $1,000                $  975.50              $ 7.43
=======================================================================================================================
Hypothetical (5% annual return before expenses)**
=======================================================================================================================
Class A                                                       $1,000                $1,018.80              $ 6.33
-----------------------------------------------------------------------------------------------------------------------
Class B                                                       $1,000                $1,014.94              $10.20
-----------------------------------------------------------------------------------------------------------------------
Class C                                                       $1,000                $1,014.89              $10.25
-----------------------------------------------------------------------------------------------------------------------
Class I                                                       $1,000                $1,020.05              $ 5.06
-----------------------------------------------------------------------------------------------------------------------
Class R                                                       $1,000                $1,017.55              $ 7.59
-----------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.25% for Class A, 2.02% for Class B, 2.03% for Class C, 1.00% for Class I and 1.50% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8      MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Statement of Assets and Liabilities

                                    Merrill Lynch Value Opportunities Fund, Inc.

As of September 30, 2004
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Value Opportunities Trust, at value
                        (identified cost--$2,820,152,647) ....................................                      $ 3,084,186,714
                       Prepaid expenses ......................................................                               50,850
                                                                                                                    ---------------
                       Total assets ..........................................................                        3,084,237,564
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ........................................................  $     1,279,489
                          Other affiliates ...................................................        1,204,200
                          Administrative fees ................................................          125,251           2,608,940
                                                                                                ---------------
                       Accrued expenses ......................................................                                5,722
                                                                                                                    ---------------
                       Total liabilities .....................................................                            2,614,662
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ............................................................                      $ 3,081,622,902
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ...........................................................                      $     2,544,210
                       Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ...........................................................                            3,836,591
                       Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ...........................................................                            2,408,739
                       Class I Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ...........................................................                            4,198,199
                       Class R Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ...........................................................                               41,829
                       Paid-in capital in excess of par ......................................                        2,721,738,279
                       Accumulated investment loss--net ......................................  $   (10,936,284)
                       Undistributed realized capital gains allocated from the Trust--net ....       93,757,272
                       Unrealized appreciation allocated from the Trust--net .................      264,034,067
                                                                                                ---------------
                       Total accumulated earnings--net .......................................                          346,855,055
                                                                                                                    ---------------
                       Net Assets ............................................................                      $ 3,081,622,902
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $628,372,015 and 25,442,104 shares
                        outstanding ..........................................................                      $         24.70
                                                                                                                    ===============
                       Class B--Based on net assets of $866,204,238 and 38,365,908 shares
                        outstanding ..........................................................                      $         22.58
                                                                                                                    ===============
                       Class C--Based on net assets of $531,035,631 and 24,087,387 shares
                        outstanding ..........................................................                      $         22.05
                                                                                                                    ===============
                       Class I--Based on net assets of $1,046,539,294 and 41,981,987 shares
                        outstanding ..........................................................                      $         24.93
                                                                                                                    ===============
                       Class R--Based on net assets of $9,471,724 and 418,292 shares
                        outstanding ..........................................................                      $         22.64
                                                                                                                    ===============

      See Notes to Financial Statements.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004      9

[LOGO] Merrill Lynch Investment Managers

Statement of Operations             Merrill Lynch Value Opportunities Fund, Inc.

For the Six Months Ended September 30, 2004
===================================================================================================================================
Investment Income Allocated from the Trust--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Trust:
                          Dividends (including $343,457 from affiliates) .....................                      $    11,396,163
                          Interest from affiliates ...........................................                              868,113
                          Securities lending--net ............................................                              287,985
                          Expenses ...........................................................                           (7,789,160)
                                                                                                                    ---------------
                       Net investment income allocated from the Trust ........................                            4,763,101
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Account maintenance and distribution fees--Class B ....................  $     4,459,136
                       Administration fees ...................................................        3,862,402
                       Account maintenance and distribution fees--Class C ....................        2,644,828
                       Transfer agent fees--Class I ..........................................        1,186,576
                       Transfer agent fees--Class B ..........................................        1,101,230
                       Account maintenance fees--Class A .....................................          772,843
                       Transfer agent fees--Class A ..........................................          702,759
                       Transfer agent fees--Class C ..........................................          690,186
                       Printing and shareholder reports ......................................          112,664
                       Registration fees .....................................................           72,089
                       Professional fees .....................................................           35,454
                       Account maintenance and distribution fees--Class R ....................           16,633
                       Directors' fees and expenses ..........................................           15,757
                       Transfer agent fees--Class R ..........................................            7,607
                       Other .................................................................           19,221
                                                                                                ---------------
                       Total expenses ........................................................                           15,699,385
                                                                                                                    ---------------
                       Investment loss--net ..................................................                          (10,936,284)
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Trust--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain allocated from the Trust--net ...........................                          109,464,153
                       Change in unrealized appreciation allocated from the Trust--net .......                         (179,761,917)
                                                                                                                    ---------------
                       Total realized and unrealized loss allocated from the Trust--net ......                          (70,297,764)
                                                                                                                    ---------------
                       Net Decrease in Net Assets Resulting from Operations ..................                      $   (81,234,048)
                                                                                                                    ===============

      See Notes to Financial Statements.


10     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Statements of Changes in Net Assets

                                    Merrill Lynch Value Opportunities Fund, Inc.

                                                                                                   For the Six          For the
                                                                                                  Months Ended         Year Ended
                                                                                                  September 30,         March 31,
Increase (Decrease) in Net Assets:                                                                    2004                2004
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment loss--net ..................................................  $   (10,936,284)    $   (16,953,828)
                       Realized gain allocated from the Trust--net ...........................      109,464,153         248,569,142
                       Change in unrealized appreciation allocated from the Trust--net .......     (179,761,917)        878,215,072
                                                                                                -----------------------------------
                       Net increase (decrease) in net assets resulting from operations .......      (81,234,048)      1,109,830,386
                                                                                                -----------------------------------
===================================================================================================================================
Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain allocated from the Trust--net:
                          Class A ............................................................      (38,128,799)                 --
                          Class B ............................................................      (52,482,034)                 --
                          Class C ............................................................      (32,953,222)                 --
                          Class I ............................................................      (65,554,937)                 --
                          Class R ............................................................         (473,084)                 --
                                                                                                -----------------------------------
                       Net decrease in net assets resulting from distributions to shareholders     (189,592,076)                 --
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions ....      165,840,261         146,819,263
                                                                                                -----------------------------------
===================================================================================================================================
Redemption Fees
-----------------------------------------------------------------------------------------------------------------------------------
                       Redemption fees .......................................................            2,246                  --
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ...............................     (104,983,617)      1,256,649,649
                       Beginning of period ...................................................    3,186,606,519       1,929,956,870
                       End of period* ........................................................  $ 3,081,622,902     $ 3,186,606,519
                                                                                                ===================================
                        * Accumulated investment loss--net ...................................  $   (10,936,284)                 --
                                                                                                ===================================

      See Notes to Financial Statements.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                Merrill Lynch Value Opportunities Fund, Inc.

                                                                                         Class A
                                                            ------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended             For the Year Ended March 31,
                                                            September 30,    -------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2004           2004         2003         2002           2001+
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $  26.96       $  17.15     $  24.45     $  19.73       $  22.80
                                                              ----------------------------------------------------------------
                       Investment loss--net*** ............       (.06)          (.08)        (.09)        (.07)            --@@
                       Realized and unrealized gain (loss)
                        and allocated from the Trust--net .       (.61)          9.89        (6.73)        6.08           1.23
                                                              ----------------------------------------------------------------
                       Total from investment operations ...       (.67)          9.81        (6.82)        6.01           1.23
                                                              ----------------------------------------------------------------
                       Less distributions from realized
                        gain allocated from the Trust .....      (1.59)            --         (.48)       (1.29)         (4.30)
                                                              ----------------------------------------------------------------
                       Net asset value, end of period .....   $  24.70       $  26.96     $  17.15     $  24.45       $  19.73
                                                              ================================================================
==============================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .      (2.31%)@@@     57.20%      (28.09%)      31.17%          6.11%
                                                              ================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Expenses** .........................       1.25%****      1.27%        1.33%        1.25%          1.30%
                                                              ================================================================
                       Investment loss--net ...............       (.43%)****     (.34%)       (.48%)       (.30%)         (.02%)
                                                              ================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $628,372       $620,193     $347,736     $467,733       $198,094
                                                              ================================================================
                       Portfolio turnover .................      36.47%++       80.35%++     68.27%++     54.14%++       42.30%@
                                                              ================================================================

*     Total investment returns exclude the effects of sales charges.
**    Includes the Fund's share of the Trust's allocated expenses.
***   Based on average shares outstanding.
****  Annualized.
+ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
++    Portfolio turnover for the Trust.
@ Portfolio turnover for the Trust for the period September 1, 2000 (commencement of operations of the Trust) to March 31, 2001.
@@    Amount is less than $(.01) per share.
@@@   Aggregate total investment return.

      See Notes to Financial Statements.


12     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Financial Highlights (continued)    Merrill Lynch Value Opportunities Fund, Inc.

                                                                                            Class B
                                                             ---------------------------------------------------------------------
The following per share data and ratios have been derived     For the Six
from information provided in the financial statements.        Months Ended               For the Year Ended March 31,
                                                             September 30,     ---------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2004            2004         2003          2002            2001@
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $    24.69       $  15.82     $  22.74     $    18.44       $  21.59
                                                              --------------------------------------------------------------------
                       Investment loss--net*** ............         (.14)          (.24)        (.23)          (.22)          (.15)
                       Realized and unrealized gain (loss)
                        and allocated from the Trust--net .         (.56)          9.11        (6.25)          5.67           1.15
                                                              --------------------------------------------------------------------
                       Total from investment operations ...         (.70)          8.87        (6.48)          5.45           1.00
                                                              --------------------------------------------------------------------
                       Less distributions from realized
                        gain allocated from the Trust .....        (1.41)            --         (.44)         (1.15)         (4.15)
                                                              --------------------------------------------------------------------
                       Net asset value, end of period .....   $    22.58       $  24.69     $  15.82     $    22.74       $  18.44
                                                              ====================================================================
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .        (2.67%)@@      56.07%      (28.70%)        30.22%          5.26%
                                                              ====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses** .........................         2.02%****      2.04%        2.10%          2.01%          2.06%
                                                              ====================================================================
                       Investment loss--net ...............        (1.21%)****    (1.11%)      (1.26%)        (1.04%)         (.75%)
                                                              ====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $  866,204       $951,562     $640,017     $1,003,961       $563,316
                                                              ====================================================================
                       Portfolio turnover .................        36.47%++       80.35%++     68.27%++       54.14%++       42.30%+
                                                              ====================================================================

*     Total investment returns exclude the effects of sales charges.
**    Includes the Fund's share of the Trust's allocated expenses.
***   Based on average shares outstanding.
****  Annualized.
+ Portfolio turnover for the Trust for the period September 1, 2000 (commencement of operations of the Trust) to March 31, 2001.
++    Portfolio turnover for the Trust.
@ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (continued)    Merrill Lynch Value Opportunities Fund, Inc.

                                                                                          Class C
                                                            ------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended             For the Year Ended March 31,
                                                            September 30,    -------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2004           2004         2003         2002           2001@
==============================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period   $  24.18       $  15.50     $  22.30     $  18.13       $  21.32
                                                              ----------------------------------------------------------------
                       Investment loss--net*** ............       (.14)          (.23)        (.23)        (.23)          (.15)
                       Realized and unrealized gain (loss)
                        and allocated from the Trust--net .       (.55)          8.91        (6.13)        5.58           1.14
                                                              ----------------------------------------------------------------
                       Total from investment operations ...       (.69)          8.68        (6.36)        5.35            .99
                                                              ----------------------------------------------------------------
                       Less distributions from realized
                        gain allocated from the Trust .....      (1.44)            --         (.44)       (1.18)         (4.18)
                                                              ----------------------------------------------------------------
                       Net asset value, end of period .....   $  22.05       $  24.18     $  15.50     $  22.30       $  18.13
                                                              ================================================================
==============================================================================================================================
Total Investment Return*
------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .      (2.68%)@@      56.00%      (28.69%)      30.23%          5.29%
                                                              ================================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Expenses** .........................       2.03%****      2.05%        2.12%        2.02%          2.08%
                                                              ================================================================
                       Investment loss--net ...............      (1.22%)****    (1.13%)      (1.27%)      (1.11%)         (.75%)
                                                              ================================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................   $531,036       $539,393     $334,720     $504,537       $140,610
                                                              ================================================================
                       Portfolio turnover .................      36.47%++       80.35%++     68.27%++     54.14%++       42.30%+
                                                              ================================================================

*     Total investment returns exclude the effects of sales charges.
**    Includes the Fund's share of the Trust's allocated expenses.
***   Based on average shares outstanding.
****  Annualized.
+ Portfolio turnover for the Trust for the period September 1, 2000 (commencement of operations of the Trust) to March 31, 2001.
++    Portfolio turnover for the Trust.
@ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


14     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Financial Highlights (continued)    Merrill Lynch Value Opportunities Fund, Inc.

                                                                                            Class I
                                                            ----------------------------------------------------------------------
The following per share data and ratios have been derived    For the Six
from information provided in the financial statements.       Months Ended                For the Year Ended March 31,
                                                            September 30,     ----------------------------------------------------
Increase (Decrease) in Net Asset Value:                         2004             2004         2003           2002           2001@
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period  $    27.22       $    17.27     $  24.58     $    19.81      $  22.87
                                                             ---------------------------------------------------------------------
                       Investment income (loss)--net*** ...        (.02)            (.02)        (.05)          (.01)          .06
                       Realized and unrealized gain (loss)
                        and allocated from the Trust--net .        (.63)            9.97        (6.77)          5.84          1.23
                                                             ---------------------------------------------------------------------
                       Total from investment operations ...        (.65)            9.95        (6.82)          5.83          1.29
                                                             ---------------------------------------------------------------------
                       Less distributions from realized
                        gain allocated from the Trust .....       (1.64)              --         (.49)         (1.06)        (4.35)
                                                             ---------------------------------------------------------------------
                       Net asset value, end of period .....  $    24.93       $    27.22     $  17.27     $    24.58      $  19.81
                                                             =====================================================================
==================================================================================================================================
Total Investment Return*
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .       (2.19%)@@        57.61%      (27.93%)        31.56%         6.39%
                                                             =====================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses** .........................        1.00%****        1.02%        1.07%           .99%         1.04%
                                                             =====================================================================
                       Investment income (loss)--net ......        (.19%)****       (.09%)       (.24%)         (.03%)         .27%
                                                             =====================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ....................  $1,046,539       $1,072,299     $607,484     $1,259,688      $648,806
                                                             =====================================================================
                       Portfolio turnover .................       36.47%++         80.35%++     68.27%++       54.14%++      42.30%+
                                                             =====================================================================

*     Total investment returns exclude the effects of sales charges.
**    Includes the Fund's share of the Trust's allocated expenses.
***   Based on average shares outstanding.
****  Annualized.
+ Portfolio turnover for the Trust for the period September 1, 2000 (commencement of operations of the Trust) to March 31, 2001.
++    Portfolio turnover for the Trust.
@ On September 1, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     15

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)    Merrill Lynch Value Opportunities Fund, Inc.

                                                                                                Class R
                                                                               -------------------------------------------
                                                                                                            For the Period
The following per share data and ratios have been derived                     For the Six       For the       February 4,
from information provided in the financial statements.                       Months Ended      Year Ended        2003+
                                                                             September 30,      March 31,    to March 31,
Increase (Decrease) in Net Asset Value:                                           2004            2004           2003
==========================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ...............    $   24.93       $   15.87         $   16.12
                                                                               -------------------------------------------
                       Investment loss--net*** ............................         (.08)           (.12)               --@@@
                       Realized and unrealized gain (loss) allocated from
                        the Trust--net ....................................         (.58)           9.18              (.25)
                                                                               -------------------------------------------
                       Total from investment operations ...................         (.66)           9.06              (.25)
                                                                               -------------------------------------------
                       Less distributions from realized gain allocated from
                        the Trust--net ....................................        (1.63)             --                --
                                                                               -------------------------------------------
                       Net asset value, end of period .....................    $   22.64       $   24.93         $   15.87
                                                                               ===========================================
==========================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share .................        (2.45%)@        57.09%            (1.55%)@
                                                                               ===========================================
==========================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------
                       Expenses++ .........................................         1.48%*          1.52%             1.66%*
                                                                               ===========================================
                       Investment loss--net ...............................         (.66%)*         (.59%)            (.65%)*
                                                                               ===========================================
==========================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ...........    $   9,472       $   3,160                --@@
                                                                               ===========================================
                       Portfolio turnover of the Trust ....................        36.47%          80.35%            68.27%
                                                                               ===========================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes the Fund's share of the Trust's allocated expenses.
@     Aggregate total investment return.
@@    Amount is less than $1,000.
@@@   Amount is less than $(.01) per share.

      See Notes to Financial Statements.


16     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Notes to Financial Statements       Merrill Lynch Value Opportunities Fund, Inc.

1. Significant Accounting Policies:

Merrill Lynch Value Opportunities Fund, Inc., (the "Fund") (formerly Merrill Lynch Small Cap Value Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities Trust (the "Trust") (formerly Master Small Cap Value Trust), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly related to the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All adjustments are of a normal recurring nature. The percentage of the Trust owned by the Fund at September 30, 2004 was 100%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on material changes to the Class A distribution plan). Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     17

[LOGO] Merrill Lynch Investment Managers

                                    Merrill Lynch Value Opportunities Fund, Inc.

upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................              .25%              --
Class B ................................              .25%             .75%
Class C ................................              .25%             .75%
Class R ................................              .25%             .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the six months ended September 30, 2004, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................              $ 10,163              $138,376
Class I ............................              $    739              $  9,034
--------------------------------------------------------------------------------

For the six months ended September 30, 2004, MLPF&S received contingent deferred sales charges of $350,645 and $35,554 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $169 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $165,840,261 and $146,819,263 for the six months ended September 30, 2004 and for the year ended March 31, 2004, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended September 30, 2004                       Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................              3,345,843           $  85,421,216
Automatic conversion of shares .                781,571              19,933,033
Shares issued to shareholders
   in reinvestment of distributions           1,505,021              36,075,362
                                           ------------------------------------
Total issued ...................              5,632,435             141,429,611
Shares redeemed ................             (3,192,688)            (80,624,376)
                                           ------------------------------------
Net increase ...................              2,439,747           $  60,805,235
                                           ====================================

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended March 31, 2004                           Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................              7,355,410           $ 171,011,025
Automatic conversion of shares .              1,839,214              41,811,547
                                           ------------------------------------
Total issued ...................              9,194,624             212,822,572
Shares redeemed ................             (6,474,293)           (150,175,716)
                                           ------------------------------------
Net increase ...................              2,720,331           $  62,646,856
                                           ====================================

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended September 30, 2004                       Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................              3,405,335           $  79,289,773
Shares issued to shareholders
   in reinvestment of distributions           2,240,026              49,168,572
                                           ------------------------------------
Total issued ...................              5,645,361             128,458,345
Automatic conversion of shares .               (854,346)            (19,933,033)
Shares redeemed ................             (4,957,863)           (114,683,211)
                                           ------------------------------------
Net decrease ...................               (166,848)          $  (6,157,899)
                                           ====================================

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended March 31, 2004                           Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................             10,154,910           $ 215,460,830
Automatic conversion of shares .             (1,999,667)            (41,811,547)
Shares redeemed ................            (10,066,294)           (215,593,957)
                                           ------------------------------------
Net decrease ...................             (1,911,051)          $ (41,944,674)
                                           ====================================

-------------------------------------------------------------------------------
Class C Shares for the Six Month                                       Dollar
Ended September 30, 2004                       Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................              2,757,710           $  62,941,585
Shares issued to shareholders
   in reinvestment of distributions           1,413,343              30,287,947
                                           ------------------------------------
Total issued ...................              4,171,053              93,229,532
Shares redeemed ................             (2,388,825)            (53,871,941)
                                           ------------------------------------
Net increase ...................              1,782,228           $  39,357,591
                                           ====================================

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended March 31, 2004                           Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................              5,342,274           $ 115,762,960
Shares redeemed ................             (4,633,448)            (95,640,822)
                                           ------------------------------------
Net increase ...................                708,826           $  20,122,138
                                           ====================================


18     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Notes to Financial Statements (concluded)

                                    Merrill Lynch Value Opportunities Fund, Inc.

-------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended September 30, 2004                       Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................              5,474,530           $ 141,845,486
Shares issued to shareholders
   in reinvestment of distributions           2,562,361              61,983,509
                                           ------------------------------------
Total issued ...................              8,036,891             203,828,995
Shares redeemed ................             (5,449,688)           (138,807,936)
                                           ------------------------------------
Net increase ...................              2,587,203           $  65,021,059
                                           ====================================

-------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended March 31, 2004                           Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................             15,484,530           $ 367,911,503
Shares redeemed ................            (11,274,789)           (264,974,932)
                                           ------------------------------------
Net increase ...................              4,209,741           $ 102,936,571
                                           ====================================

-------------------------------------------------------------------------------
Class R Shares for Six Months                                          Dollar
Ended September 30, 2004                       Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................                328,740           $   7,693,436
Shares issued to shareholders
   in reinvestment of distributions              21,288                 468,134
                                           ------------------------------------
Total issued ...................                350,028               8,161,570
Shares redeemed ................                (58,479)             (1,347,295)
                                           ------------------------------------
Net increase ...................                291,549           $   6,814,275
                                           ====================================

-------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended March 31, 2004                           Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................                167,761           $   4,074,962
Shares redeemed ................                (41,024)             (1,016,590)
                                           ------------------------------------
Net increase ...................                126,737           $   3,058,372
                                           ====================================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund. For the six months ended September 30, 2004, the Fund charged redemption fees of $2,246.

4. Capital Loss Carryforward:

On March 31, 2004, the Fund had a net capital loss carry-forward of $492,581 all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     19

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                         Master Value Opportunities Trust

Industry*                          Shares Held     Common Stocks                                                  Value
==========================================================================================================================
Aerospace & Defense--1.9%            1,769,300    +Triumph Group, Inc. (a)                                    $ 59,855,419
==========================================================================================================================
Air Freight & Logistics--1.0%          730,600     CNF Transportation Inc.                                      29,947,294
==========================================================================================================================
Auto Components--1.4%                1,039,300     American Axle & Manufacturing Holdings, Inc.                 30,409,918
                                       995,300    +Hayes Lemmerz International, Inc.                            10,112,248
                                       275,100    +Shiloh Industries, Inc.                                       3,823,890
                                                                                                              ------------
                                                                                                                44,346,056
==========================================================================================================================
Biotechnology--2.1%                    403,100    +Applera Corporation--Celera Genomics Group                    4,712,239
                                       172,700    +Cephalon, Inc.                                                8,272,330
                                     1,819,400    +Human Genome Sciences, Inc. (d)                              19,849,654
                                       419,232    +Incyte Genomics, Inc.                                         4,037,204
                                     1,674,800    +Maxygen Inc.                                                 16,563,772
                                       362,600    +Medarex, Inc. (d)                                             2,675,988
                                     1,556,558    +Vical Incorporated (a)                                        7,473,035
                                                                                                              ------------
                                                                                                                63,584,222
==========================================================================================================================
Capital Markets--2.1%                2,363,400     Janus Capital Group Inc. (d)                                 32,165,874
                                     2,458,500    +Knight Trading Group, Inc. (Class A)                         22,691,955
                                       471,600     W.P. Stewart & Co., Ltd.                                      9,427,284
                                                                                                              ------------
                                                                                                                64,285,113
==========================================================================================================================
Chemicals--0.4%                        244,000     Cytec Industries Inc.                                        11,943,800
==========================================================================================================================
Commercial Banks--7.3%                 545,300     Bank of Hawaii Corporation                                   25,765,425
                                       706,000     Banknorth Group, Inc.                                        24,710,000
                                        78,100     Banner Corporation                                            2,296,140
                                     1,890,000     The Colonial BancGroup, Inc.                                 38,650,500
                                       752,200     Compass Bancshares, Inc.                                     32,961,404
                                       132,000     First Merchants Corporation                                   3,253,932
                                     1,379,300     First Midwest Bancorp, Inc.                                  47,668,608
                                       134,400     Mid-State Bancshares                                          3,458,112
                                     1,665,200     Old National Bancorp                                         41,363,568
                                       190,700    +Texas Capital Bancshares, Inc.                                3,461,205
                                                                                                              ------------
                                                                                                               223,588,894
==========================================================================================================================
Commercial Services                  3,522,600    +Allied Waste Industries, Inc. (d)                            31,175,010
& Supplies--3.9%                       617,900     Ambassadors International, Inc. (a)                           7,810,256
                                     1,388,100    +Cornell Companies, Inc. (a)                                  17,212,440
                                       926,200    +Corrections Corporation of America                           32,750,432
                                       444,600    +Tetra Tech, Inc.                                              5,633,082
                                     1,643,700    +United Rentals, Inc. (d)                                     26,118,393
                                                                                                              ------------
                                                                                                               120,699,613
==========================================================================================================================
Communications                         180,400    +Advanced Fibre Communications, Inc.                           2,868,360
Equipment--4.4%                      1,599,650     Belden CDT Inc.                                              34,872,370
                                     2,918,900    +CommScope, Inc. (a)                                          63,048,240
                                       275,900    +Network Equipment Technologies, Inc.                          1,823,699
                                     3,429,800    +Tellabs, Inc. (d)                                            31,519,862
                                                                                                              ------------
                                                                                                               134,132,531
==========================================================================================================================
Construction &                         432,600     Fluor Corporation                                            19,259,352
Engineering--0.7%                      672,700    +MasTec, Inc.                                                  3,531,675
                                                                                                              ------------
                                                                                                                22,791,027
==========================================================================================================================
Construction Materials--0.9%           614,400     Martin Marietta Materials, Inc.                              27,813,888
==========================================================================================================================
Containers & Packaging--1.9%         2,691,600    +Crown Holdings, Inc.                                         27,750,396
                                     1,604,000    +Smurfit-Stone Container Corporation (d)                      31,069,480
                                                                                                              ------------
                                                                                                                58,819,876
==========================================================================================================================


20     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Schedule of Investments (continued)             Master Value Opportunities Trust

Industry*                          Shares Held     Common Stocks                                                  Value
==========================================================================================================================
Diversified Financial                  146,900     iShares Russell 2000 Index Fund (d)(m)                     $ 16,724,565
Services--4.0%                         278,700     iShares S&P Midcap 400 Index Fund (d)(h)                     33,120,708
                                       266,500     iShares S&P SmallCap 600/BARRA Value Index Fund (i)          29,147,105
                                       275,500     iShares S&P SmallCap 600 Index Fund (d)(j)                   39,738,120
                                        30,000     S&P Mid-Cap 400 Depositary Receipts (l)                       3,252,600
                                                                                                              ------------
                                                                                                               121,983,098
==========================================================================================================================
Electric Utilities--1.0%               789,700     Cinergy Corp.                                                31,272,120
==========================================================================================================================
Electrical Equipment--0.1%             502,500    +Global Power Equipment Group Inc.                             3,723,525
==========================================================================================================================
Electronic Equipment                 1,054,400     Anixter International Inc. (d)                               36,998,896
& Instruments--4.5%                    232,300    +Cogent Inc.                                                   4,232,506
                                     2,056,300    +Ingram Micro Inc. (Class A)                                  33,106,430
                                       673,873    +Itron, Inc. (d)                                              11,759,084
                                       146,510    +Nu Horizons Electronics Corp.                                   930,338
                                     1,302,300    +Tech Data Corporation                                        50,203,665
                                                                                                              ------------
                                                                                                               137,230,919
==========================================================================================================================
Energy Equipment &                   1,822,300     Diamond Offshore Drilling, Inc. (d)                          60,117,677
Service--3.8%                          582,500     Energy Select Sector SPDR Fund (k)                           20,375,850
                                       209,900    +FMC Technologies, Inc.                                        7,010,660
                                     1,676,600    +Key Energy Services, Inc.                                    18,526,430
                                       100,200     Oil Service HOLDRs Trust (b)                                  8,190,348
                                        96,000    +Rowan Companies, Inc.                                         2,534,400
                                                                                                              ------------
                                                                                                               116,755,365
==========================================================================================================================
Food & Staples Retailing--0.0%          85,600    +CHRONIMED Inc.                                                  515,312
==========================================================================================================================
Food Products--1.5%                  2,851,900    +Del Monte Foods Company                                      29,916,431
                                       237,758    +Hain Celestial Group, Inc.                                    4,203,561
                                       518,200    +Smithfield Foods, Inc.                                       12,955,000
                                                                                                              ------------
                                                                                                                47,074,992
==========================================================================================================================
Health Care Equipment                   81,300    +CTI Molecular Imaging, Inc.                                     656,091
& Supplies--1.6%                         8,600    +Cutera, Inc.                                                     97,008
                                       313,400     Invacare Corp.                                               14,416,400
                                       413,000     Mentor Corporation                                           13,909,840
                                       884,600    +STERIS Corporation                                           19,408,124
                                                                                                              ------------
                                                                                                                48,487,463
==========================================================================================================================
Health Care Providers                  156,700    +First Health Group Corp.                                      2,521,303
& Services--2.3%                     2,589,900     Hooper Holmes, Inc.                                          11,602,752
                                     7,979,900    +WebMD Corporation                                            55,540,104
                                                                                                              ------------
                                                                                                                69,664,159
==========================================================================================================================
Hotels, Restaurants                    627,055     Ambassadors Group, Inc. (a)                                  16,930,485
& Leisure--1.8%                        599,840     Dover Downs Gaming & Entertainment, Inc. (a)                  6,172,354
                                       790,800    +Isle of Capri Casinos, Inc.                                  15,317,796
                                     2,244,700    +La Quinta Corporation                                        17,508,660
                                                                                                              ------------
                                                                                                                55,929,295
==========================================================================================================================
IT Services--3.1%                    4,884,700    +Convergys Corporation                                        65,601,521
                                     1,183,200     Sabre Holdings Corporation (Class A)                         29,023,896
                                                                                                              ------------
                                                                                                                94,625,417
==========================================================================================================================
Insurance--4.2%                         88,000     American National Insurance Company                           8,517,520
                                     2,887,600    +Conseco, Inc. (d)                                            50,995,016
                                       385,800     The First American Financial Corporation                     11,894,214
                                       576,771     Presidential Life Corporation                                 9,908,926
                                     1,184,100     Protective Life Corporation                                  46,546,971
                                                                                                              ------------
                                                                                                               127,862,647
==========================================================================================================================


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     21

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)             Master Value Opportunities Trust

Industry*                          Shares Held     Common Stocks                                                  Value
==========================================================================================================================
Internet Software                    2,240,900    +DoubleClick Inc.                                           $ 13,243,719
& Services--2.1%                     2,127,800    +Entrust Technologies Inc.                                     5,383,334
                                     2,995,467    +Retek Inc. (a)                                               13,659,330
                                       365,700    +Stellent, Inc.                                                2,819,547
                                    23,035,371    +Vignette Corporation (a)                                     30,637,043
                                                                                                              ------------
                                                                                                                65,742,973
==========================================================================================================================
Leisure Equipment                      471,500     Callaway Golf Company                                         4,983,755
& Products--0.7%                       865,400    +Leapfrog Enterprises, Inc. (d)                               17,524,350
                                                                                                              ------------
                                                                                                                22,508,105
==========================================================================================================================
Machinery--1.7%                        904,000     Kaydon Corp.                                                 26,008,080
                                       439,300     Reliance Steel & Aluminum Co.                                17,440,210
                                       815,600    +Wolverine Tube, Inc. (a)                                      9,420,180
                                                                                                              ------------
                                                                                                                52,868,470
==========================================================================================================================
Media--5.8%                            822,453    +APAC Customer Services Inc.                                   1,373,497
                                        61,000    +Arbitron Inc.                                                 2,233,210
                                       947,800     Catalina Marketing Corporation                               21,875,224
                                        99,600    +Entercom Communications Corp.                                 3,252,936
                                       961,300     Harte-Hanks, Inc.                                            24,042,113
                                     4,890,400    +Paxson Communications Corporation (a)                         6,602,040
                                     2,418,900     The Reader's Digest Association, Inc. (Class A)              35,291,751
                                       569,300    +Scholastic Corporation                                       17,585,677
                                     2,271,900    +Valassis Communications, Inc. (d)                            67,202,802
                                                                                                              ------------
                                                                                                               179,459,250
==========================================================================================================================
Metals & Mining--3.1%                  953,000     Gibraltar Steel Corporation                                  34,460,480
                                     3,288,100    +GrafTech International Ltd. (d)                              45,868,995
                                       217,500     Steel Dynamics, Inc.                                          8,399,850
                                       227,400    +Wheeling-Pittsburgh Corporation                               7,119,894
                                                                                                              ------------
                                                                                                                95,849,219
==========================================================================================================================
Oil & Gas--5.6%                      1,212,200    +Denbury Resources Inc.                                       30,789,880
                                       846,600     Noble Energy, Inc.                                           49,305,984
                                       918,391    +Plains Exploration & Production Company                      21,912,809
                                       774,600    +Stone Energy Corporation                                     33,896,496
                                       769,700     Unocal Corporation                                           33,097,100
                                       223,500     Vintage Petroleum, Inc.                                       4,485,645
                                                                                                              ------------
                                                                                                               173,487,914
==========================================================================================================================
Pharmaceuticals--1.9%                3,733,900    +King Pharmaceuticals, Inc.                                   44,582,766
                                       258,200     Medicis Pharmaceutical (Class A)                             10,080,128
                                       135,700    +Par Pharmaceutical Cos Inc.                                   4,875,701
                                                                                                              ------------
                                                                                                                59,538,595
==========================================================================================================================
Real Estate--1.4%                      761,500     Brandywine Realty Trust                                      21,687,520
                                     1,328,593     Trizec Properties, Inc.                                      21,217,630
                                                                                                              ------------
                                                                                                                42,905,150
==========================================================================================================================
Road & Rail--1.4%                    2,909,200    +Kansas City Southern Industries, Inc. (d)                    44,132,564
==========================================================================================================================
Semiconductors & Semiconductor       3,927,200    +ANADIGICS, Inc. (a)(d)                                       13,234,664
Equipment--1.6%                      4,562,100    +Applied Micro Circuits Corporation                           14,279,373
                                       613,400    +DSP Group, Inc.                                              12,912,070
                                       247,500    +TranSwitch Corporation (d)                                      311,850
                                       125,200    +TriQuint Semiconductor, Inc.                                    488,280
                                       414,500    +Zoran Corporation                                             6,515,940
                                                                                                              ------------
                                                                                                                47,742,177
==========================================================================================================================


22     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Schedule of Investments (continued)             Master Value Opportunities Trust

Industry*                          Shares Held     Common Stocks                                                  Value
==========================================================================================================================
Software--5.9%                       1,101,200    +Agile Software Corporation                                 $  8,732,516
                                     2,300,800    +Ascential Software Corporation                               30,991,776
                                       484,700    +BEA Systems, Inc.                                             3,349,277
                                     1,000,100    +Borland Software Corporation (d)                              8,350,835
                                     3,899,200    +Compuware Corporation                                        20,080,880
                                     4,755,768    +E.piphany, Inc. (a)                                          19,165,745
                                       492,400    +FileNET Corporation                                           8,597,304
                                       983,200    +i2 Technologies, Inc.                                           698,072
                                        60,400    +JAMDAT Mobile Inc.                                            1,393,428
                                       689,295    +JDA Software Group, Inc.                                      7,458,172
                                    13,447,600    +Parametric Technology Corporation (a)                        71,003,328
                                       193,100    +Synopsys, Inc.                                                3,056,773
                                                                                                            --------------
                                                                                                               182,878,106
==========================================================================================================================
Specialty Retail--4.0%                 385,700     Christopher & Banks Corporation                               6,175,057
                                     2,289,700     Foot Locker, Inc.                                            54,265,890
                                       877,200    +Linens `n Things, Inc.                                       20,324,724
                                       849,100     Pier 1 Imports, Inc. (d)                                     15,351,728
                                     1,157,600     The Talbots, Inc.                                            28,696,904
                                                                                                            --------------
                                                                                                               124,814,303
==========================================================================================================================
Thrifts & Mortgage                     119,800     Anchor Bancorp, Inc.                                          3,102,820
Finance--2.3%                          185,800     Dime Community Bancshares                                     3,121,440
                                        87,200     Fidelity Bankshares, Inc                                      3,242,968
                                        76,100    +FirstFed Financial Corp.                                      3,719,768
                                       207,500    +Franklin Bank Corporation                                     3,537,875
                                     1,994,900     Sovereign Bancorp, Inc.                                      43,528,718
                                       101,100    +Sterling Financial Corporation                                3,562,764
                                       156,300     Webster Financial Corporation                                 7,719,657
                                                                                                            --------------
                                                                                                                71,536,010
==========================================================================================================================
Trading Companies                      361,300     Applied Industrial Technologies, Inc.                        12,912,862
& Distributors--1.1%                   709,500     Watsco, Inc.                                                 21,306,285
                                                                                                            --------------
                                                                                                                34,219,147
==========================================================================================================================
                                                   Total Common Stocks (Cost--$2,646,868,313)--94.5%         2,914,614,028
==========================================================================================================================


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)             Master Value Opportunities Trust

Industry*                          Shares Held     Preferred Stocks                                               Value
==========================================================================================================================
Personal Products--0.0%                  1,317     Adrien Arpel, Inc.                                         $          0
==========================================================================================================================
                                                   Total Preferred Stocks (Cost--$0)--0.0%                               0
==========================================================================================================================

                                                   Warrants (g)
==========================================================================================================================
Capital Markets--2.1%                  760,000     UBS AG (e)                                                   34,732,000
                                       610,000     UBS AG (e)                                                   29,127,500
==========================================================================================================================
                                                   Total Warrants (Cost--$67,571,148)--2.1%                     63,859,500
==========================================================================================================================

                           Beneficial Interest     Short-Term Securities
==========================================================================================================================
                                  $110,971,294     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                   Series I (c)                                                110,971,294
                                   311,662,600     Merrill Lynch Liquidity Series, LLC Money Market
                                                   Series (c)(f)                                               311,662,600
==========================================================================================================================
                                                   Total Short-Term Securities
                                                   (Cost--$422,633,894)--13.7%                                 422,633,894
==========================================================================================================================
Total Investments (Cost--$3,137,073,355**)--110.3%                                                           3,401,107,422

Liabilities in Excess of Other Assets--(10.3%)                                                                (316,920,708)
                                                                                                            --------------
Net Assets--100.0%                                                                                          $3,084,186,714
                                                                                                            ==============

* For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

      -------------------------------------------------------------------------
      Aggregate cost ..................................          $3,152,287,502
                                                                 ==============
      Gross unrealized appreciation ...................          $  468,987,641
      Gross unrealized depreciation ...................            (220,167,721)
                                                                 --------------
      Net unrealized appreciation .....................          $  248,819,920
                                                                 ==============

+     Non-income producing security.
(a) Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                    Net Share       Purchase        Sales        Realized       Dividend
      Affiliate                                     Activity          Cost          Cost        Gain (Loss)      Income
      ------------------------------------------------------------------------------------------------------------------
      ANADIGICS, Inc. ........................      2,050,000     $ 9,519,396             --             --         +
      Ambassadors Group, Inc. ................        (66,800)    $   108,320    $ 1,690,055    $   738,230     $144,444
      Ambassadors International, Inc. ........        (69,500)    $    96,419    $   949,726    $   266,230     $127,200
      CommScope, Inc. ........................        925,100     $24,934,619    $ 9,094,330    $    93,860         +
      Cornell Companies, Inc. ................        (99,100)             --    $ 1,210,475    $  (439,682)        +
      Dover Downs Gaming & Entertainment, Inc.          2,800     $    29,624             --             --     $ 71,813
      E.piphany, Inc. ........................      1,983,300     $ 8,962,453    $   881,275    $   381,511         +
      Gibraltar Steel Corporation* ...........       (141,200)    $   467,700    $ 5,110,388    $ 1,340,611     $ 99,985
      Itron Inc.* ............................     (1,137,900)    $    53,360    $23,021,044    $  (916,877)        +
      Parametric Technology Corporation ......     (4,126,700)    $   413,056    $20,554,828    $(7,293,908)        +
      Paxson Communications Corporation ......       (180,000)             --    $   391,563    $(1,727,477)        +
      Retek, Inc. ............................      2,995,467     $20,356,547             --             --         +
      Triumph Group, Inc. ....................             --              --             --             --         +
      Vical Incorporated .....................       (648,299)             --    $ 3,473,134    $(6,074,094)        +
      Vignette Corporation ...................      1,736,854     $ 2,274,388             --             --         +
      Watsco, Inc.* ..........................       (498,700)    $   404,534    $14,551,951    $ 8,574,109     $212,630
      Wolverine Tube, Inc. ...................       (157,000)    $    57,150    $ 1,796,659    $  (672,795)        +
      ------------------------------------------------------------------------------------------------------------------

+     Non-income producing security.
*     No longer an affiliated company as of September 30, 2004.


24     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Schedule of Investments (concluded)             Master Value Opportunities Trust

(b) Represents ownership in Oil Services HOLDRs Trust. The Oil Services HOLDRs Trust holds shares of common stock issued by 20 specified companies generally considered to be involved in various segments of the oil service industry.
(c) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) were as follows:

      -------------------------------------------------------------------------------------------
                                                                                        Interest/
                                                                         Net            Dividend
      Affiliate                                                       Activity           Income
      -------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I       $ (8,301,003)       $868,113
      Merrill Lynch Liquidity Series, LLC Money Market Series       $199,540,787        $267,942
      Merrill Lynch Premier Institutional Fund                       (37,373,937)       $ 20,043
      -------------------------------------------------------------------------------------------

(d)   Security, or a portion of security, is on loan.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f)   Security was purchased with the cash proceeds from securities loans.
(g) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) iShares S&P MidCap 400 Index Fund is an exchange traded Fund. The Fund seeks investment results that correspond to the performance of the S&P MidCap 400 Index.
(i) iShares S&P SmallCap 600/BARRA Value Index Fund is an exchange traded Fund. The Fund seeks investment results that correspond to the performance of the S&P SmallCap 600/BARRA Value Index.
(j) iShares S&P SmallCap 600 Index Fund is an exchange traded Fund. The Fund seeks investment results that correspond to the performance of the S&P SmallCap 600 Index.
(k) Represents ownership in Energy Select Sector SPDR Fund, registered in the United States. The investment objective of the Energy Select Sector SPDR Fund is to provide investment results that correspond to the performance of The Energy Select Sector Index.
(l) Represents ownership in Mid Cap SPDR Trust, a registered unit investment trust. The investment objective of the Mid Cap SPDR Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component.
(m) iShares Russell 2000 Index Fund is an exchange-traded Fund. The Fund seeks investment results that correspond to the performance of the Russell 2000 Index.

      See Notes to Financial Statements.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     25

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities             Master Value Opportunities Trust

As of September 30, 2004
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including
                        securities loaned of $301,444,302)(identified cost--$2,330,528,121) ..                      $ 2,636,248,969
                       Investments in affiliated securities, at value
                        (identified cost--$806,545,234) ......................................                          764,858,453
                       Cash ..................................................................                              258,644
                       Receivables:
                          Securities sold ....................................................  $    20,996,237
                          Contributions ......................................................        3,574,682
                          Dividends ..........................................................        2,003,120
                          Interest from affiliates ...........................................          181,342
                          Securities lending--net ............................................           53,498          26,808,879
                                                                                                ---------------
                       Prepaid expenses ......................................................                               10,624
                                                                                                                    ---------------
                       Total assets ..........................................................                        3,428,185,569
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value .............................                          311,662,600
                       Payables:
                          Securities purchased ...............................................       24,263,264
                          Withdrawals ........................................................        7,269,939
                          Investment adviser .................................................          235,926
                          Other affiliates ...................................................           32,729          31,801,858
                                                                                                ---------------
                       Accrued expenses and other liabilities ................................                              534,397
                                                                                                                    ---------------
                       Total liabilities .....................................................                          343,998,855
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ............................................................                      $ 3,084,186,714
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Investor's capital ....................................................                      $ 2,820,152,647
                       Unrealized appreciation--net ..........................................                          264,034,067
                                                                                                                    ---------------
                       Net Assets ............................................................                      $ 3,084,186,714
                                                                                                                    ===============

      See Notes to Financial Statements.


26     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Statement of Operations                         Master Value Opportunities Trust

For the Six Months Ended September 30, 2004
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                       Dividends (including $343,457 from affiliates) ........................                      $    11,396,163
                       Interest from affiliates ..............................................                              868,113
                       Securities lending--net ...............................................                              287,985
                                                                                                                    ---------------
                       Total income ..........................................................                           12,552,261
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..............................................  $     7,271,082
                       Accounting services ...................................................          300,604
                       Custodian fees ........................................................          112,024
                       Professional fees .....................................................           42,146
                       Trustees' fees and expenses ...........................................           23,901
                       Printing and shareholder reports ......................................            4,077
                       Pricing fees ..........................................................              677
                       Other .................................................................           34,649
                                                                                                ---------------
                       Total expenses ........................................................                            7,789,160
                                                                                                                    ---------------
                       Investment income--net ................................................                            4,763,101
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .....................................                          109,464,153
                       Change in unrealized appreciation on investments--net .................                         (179,761,917)
                                                                                                                    ---------------
                       Total realized and unrealized loss--net ...............................                          (70,297,764)
                                                                                                                    ---------------
                       Net Decrease in Net Assets Resulting from Operations ..................                      $   (65,534,663)
                                                                                                                    ===============

      See Notes to Financial Statements.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     27

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets             Master Value Opportunities Trust

                                                                                                  For the Six            For the
                                                                                                 Months Ended          Year Ended
                                                                                                 September 30,          March 31,
Increase (Decrease) in Net Assets:                                                                    2004                2004
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ................................................  $     4,763,101     $    11,149,547
                       Realized gain--net ....................................................      109,464,153         248,569,142
                       Change in unrealized appreciation--net ................................     (179,761,917)        878,215,072
                                                                                                -----------------------------------
                       Net increase (decrease) in net assets resulting from operations .......      (65,534,663)      1,137,933,761
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ...........................................      555,175,020         874,221,280
                       Fair value of withdrawals .............................................     (594,765,093)       (755,260,753)
                                                                                                -----------------------------------
                       Net increase (decrease) in net assets derived from capital transactions      (39,590,073)        118,960,527
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ...............................     (105,124,736)      1,256,894,288
                       Beginning of period ...................................................    3,189,311,450       1,932,417,162
                                                                                                -----------------------------------
                       End of period .........................................................  $ 3,084,186,714     $ 3,189,311,450
                                                                                                ===================================

      See Notes to Financial Statements.


28     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Financial Highlights                            Master Value Opportunities Trust

                                                     For the Six               For the Year Ended                 For the Period
                                                    Months Ended                    March 31,                     Sept. 1, 2000+
The following ratios have been derived from         September 30,   --------------------------------------------   to March 31,
information provided in the financial statements.       2004            2004           2003              2002           2001
================================================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ..        (1.94%)@        58.26%        (27.31%)++         32.13%              --
                                                    ============================================================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Expenses .................          .50%*           .51%           .51%              .52%             .54%*
                                                    ============================================================================
                       Investment income--net ...          .31%*           .42%           .32%              .44%             .85%*
                                                    ============================================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ..........   $3,084,187      $3,189,311     $1,932,417        $3,248,959       $1,553,556
                                                    ============================================================================
                       Portfolio turnover .......        36.47%          80.35%         68.27%            54.14%           42.30%
                                                    ============================================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.
++ FAM fully reimbursed the Trust for a loss on a transaction not meeting the Trust's investment guidelines, which had no impact on total return.
@     Aggregate total investment return.

      See Notes to Financial Statements.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     29

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                   Master Value Opportunities Trust

1. Significant Accounting Policies:

Master Value Opportunities Trust (the "Trust") (formerly Master Small Cap Value Trust) is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of the Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Equity securities that are held by the Trust that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions in securities traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Trust securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements will be valued at cost plus accrued interest. The Trust employs certain pricing services to provide securities prices for the Trust. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Trust are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Trust may engage in various portfolio investment strategies both to increase the return of the Trust and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Trust may purchase or sell financial futures contracts and options on such


30     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Notes to Financial Statements (continued)       Master Value Opportunities Trust

      futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Trust may write put and covered call options and purchase put and call options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Trust may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Trust may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Income taxes -- The Trust is considered a "pass through" entity for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     31

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)       Master Value Opportunities Trust

default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee upon the average daily value of the Trust's net assets at the following annual rates: .50% of the Trust's average net assets not exceeding $1 billion, .475% of average daily net assets in excess of $1 billion but not exceeding $1.5 billion; and .45% of average daily net assets in excess of $1.5 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of September 30, 2004, the Trust lent securities with a value of $1,125,900 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended September 30, 2004, MLIM, LLC received $125,677 in securities lending agent fees.

In addition, MLPF&S received $370,902 in commissions on the execution of portfolio security transactions for the Trust for the six months ended September 30, 2004.

For the six months ended September 30, 2004, the Trust reimbursed FAM $35,167 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 2004 were $1,090,036,114 and $1,135,461,312, respectively.

4. Short-Term Borrowings:

The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund investors' withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Trust did not borrow under the credit agreement during the six months ended September 30, 2004.


32     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick, Director/Trustee
David H. Walsh, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
R. Elise Baum, Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     33

[LOGO] Merrill Lynch Investment Managers

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


34     MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


       MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.    SEPTEMBER 30, 2004     35

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Value Opportunities Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                  #10253 -- 9/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust

        Date: November 19, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            -------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust

        Date: November 19, 2004


        By: /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Value Opportunities Fund, Inc. and Master Value Opportunities Trust

        Date: November 19, 2004